UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04257

Deutsche DWS Variable Series I

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

DWS Capital Growth VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Capital Growth VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.49%

Gross expense ratio as of the latest prospectus: 0.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	1,062,451,079
Number of Portfolio Holdings	77
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	1,886,004

What did the Fund invest in?

Top Ten Holdings

Holdings	52.8% of Net Assets
NVIDIA Corp.	11.0%
Microsoft Corp.	10.9%
Apple, Inc.	8.6%
Alphabet, Inc.	5.4%
Amazon.com, Inc.	4.8%
Progressive Corp.	3.2%
Meta Platforms, Inc.	3.0%
Synopsys, Inc.	2.2%
Visa, Inc.	1.9%
Mastercard, Inc.	1.8%

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	46%
Communication Services	13%
Health Care	12%
Financials	10%
Consumer Discretionary	8%
Industrials	5%
Consumer Staples	3%
Real Estate	1%
Materials	1%
Total	99%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. The Fund may lend securities to approved institutions. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS1capgro-TSRS-A

 R-101782-1 (8/24)

DWS Core Equity VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Core Equity VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.60%

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	116,226,065
Number of Portfolio Holdings	109
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	222,666

What did the Fund invest in?

Top Ten Holdings

Holdings	39.7% of Net Assets
Microsoft Corp.	8.8%
Apple, Inc.	8.0%
NVIDIA Corp.	4.3%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	2.9%
JPMorgan Chase & Co.	2.9%
Meta Platforms, Inc.	2.4%
Oracle Corp.	2.3%
Visa, Inc.	1.9%
QUALCOMM, Inc.	1.9%

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	31%
Financials	13%
Health Care	12%
Industrials	10%
Communication Services	10%
Consumer Discretionary	9%
Consumer Staples	5%
Energy	4%
Materials	2%
Utilities	2%
Real Estate	2%
Total	100%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. The Fund may lend securities to approved institutions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for more information.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS1coreq-TSRS-A

 R-101783-1 (8/24)

DWS CROCI International VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS CROCI International VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%

Gross expense ratio as of the latest prospectus: 0.95%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	71,637,365
Number of Portfolio Holdings	63
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	197,893

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	23%
Health Care	22%
Consumer Discretionary	14%
Materials	9%
Communication Services	9%
Industrials	8%
Information Technology	6%
Energy	4%
Consumer Staples	2%
Utilities	2%
Total	99%

Geographical Diversification

Country	% of Net Assets
Japan	27%
United Kingdom	12%
Switzerland	12%
France	11%
Singapore	8%
Germany	5%
Australia	5%
Netherlands	5%
Luxembourg	4%
Spain	3%
Other	7%
Total	99%

Top Ten Holdings

Holdings	34.7% of Net Assets
Oversea-Chinese Banking Corp. Ltd.	4.7%
Shionogi & Co. Ltd.	4.1%
Nintendo Co. Ltd.	3.6%
Lloyds Banking Group PLC	3.6%
Stellantis NV	3.5%
Ono Pharmaceutical Co. Ltd.	3.3%
STMicroelectronics NV	3.2%
Holcim AG	3.1%
Sekisui House Ltd.	2.8%
Cie Financiere Richemont SA	2.8%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Investing in foreign securities, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The Fund will be managed on the premise that stocks with lower CROCI® Economic P/E Ratios may outperform stocks with higher CROCI® Economic P/E Ratios over time. This premise may not always be correct and prospective investors should evaluate this assumption prior to investing in the Fund. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS1cint-TSRS-A

 R-101785-1 (8/24)

DWS Global Small Cap VIP

Class A

Semi-Annual Shareholder Report—June 30, 2024

This semi-annual shareholder report contains important information about DWS Global Small Cap VIP ("the Fund") for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.87%

Gross expense ratio as of the latest prospectus: 1.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Key Fund Statistics

Net Assets ($)	61,592,496
Number of Portfolio Holdings	124
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	185,450

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	19%
Consumer Discretionary	14%
Financials	14%
Information Technology	12%
Health Care	9%
Materials	8%
Real Estate	7%
Energy	5%
Consumer Staples	5%
Communication Services	3%
Utilities	3%
Total	99%

Geographical Diversification

Country	% of Net Assets
United States	61%
United Kingdom	7%
Japan	7%
Australia	4%
Canada	3%
Switzerland	3%
France	2%
Germany	2%
Italy	2%
Korea	3%
Other	6%
Total	99%

Top Ten Holdings

Holdings	18.5% of Net Assets
Modine Manufacturing Co.	2.1%
TopBuild Corp.	2.0%
Rush Enterprises, Inc.	2.0%
Casey's General Stores, Inc.	1.9%
Thermon Group Holdings, Inc.	1.8%
Buzzi SpA	1.8%
Synovus Financial Corp.	1.8%
Builders FirstSource, Inc.	1.7%
Systena Corp.	1.7%
SkyWest, Inc.	1.7%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Smaller company stocks tend to be more volatile than medium-sized or large company stocks. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 VS1glosc-TSRS-A

 R-101786-1 (8/24)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS Capital Growth VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 98.9%
Communication Services 12.6%
Entertainment 3.4%
Live Nation Entertainment, Inc.*	63,344	5,937,867
Netflix, Inc.*	22,700	15,319,776
ROBLOX Corp. "A"*	101,781	3,787,271
Spotify Technology SA*	34,479	10,819,165
		35,864,079
Interactive Media & Services 8.3%
Alphabet, Inc. "A"	161,446	29,407,389
Alphabet, Inc. "C"	148,171	27,177,524
Meta Platforms, Inc. "A"	63,463	31,999,314
		88,584,227
Wireless Telecommunication Services 0.9%
T-Mobile U.S., Inc.	53,926	9,500,683
Consumer Discretionary 8.2%
Broadline Retail 4.8%
Amazon.com, Inc.*	262,495	50,727,159
Hotels, Restaurants & Leisure 0.6%
DraftKings, Inc. "A"*	86,218	3,290,941
Planet Fitness, Inc. "A"*	48,034	3,534,822
		6,825,763
Household Durables 0.3%
SharkNinja, Inc.	41,027	3,083,179
Specialty Retail 1.6%
Burlington Stores, Inc.*	20,002	4,800,480
Home Depot, Inc.	34,289	11,803,645
		16,604,125
Textiles, Apparel & Luxury Goods 0.9%
Lululemon Athletica, Inc.*	17,257	5,154,666
NIKE, Inc. "B"	59,454	4,481,048
		9,635,714
Consumer Staples 2.6%
Beverages 1.0%
Constellation Brands, Inc. "A"	40,132	10,325,161
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	13,888	11,804,661
Personal Care Products 0.5%
Estee Lauder Companies, Inc. "A"	51,529	5,482,686
Financials 9.7%
Capital Markets 2.3%
Intercontinental Exchange, Inc.	116,971	16,012,160
Moody's Corp.	19,118	8,047,340
		24,059,500
	Shares	Value ($)
Consumer Finance 0.5%
American Express Co.	24,116	5,584,060
Financial Services 3.7%
Mastercard, Inc. "A"	42,817	18,889,148
Visa, Inc. "A"	77,601	20,367,934
		39,257,082
Insurance 3.2%
Progressive Corp.	164,621	34,193,428
Health Care 12.1%
Biotechnology 0.4%
Exact Sciences Corp.*	88,000	3,718,000
Health Care Equipment & Supplies 5.7%
Boston Scientific Corp.*	161,740	12,455,597
Cooper Companies, Inc.	34,512	3,012,898
Dexcom, Inc.*	142,602	16,168,215
Hologic, Inc.*	100,366	7,452,175
Intuitive Surgical, Inc.*	21,421	9,529,132
Stryker Corp.	35,608	12,115,622
		60,733,639
Health Care Providers & Services 1.4%
agilon health, Inc.*	260,711	1,705,050
UnitedHealth Group, Inc.	26,357	13,422,566
		15,127,616
Life Sciences Tools & Services 2.6%
Danaher Corp.	19,645	4,908,303
Stevanato Group SpA (a)	242,684	4,450,825
Thermo Fisher Scientific, Inc.	33,663	18,615,639
		27,974,767
Pharmaceuticals 2.0%
Eli Lilly & Co.	13,162	11,916,611
Zoetis, Inc.	53,631	9,297,470
		21,214,081
Industrials 5.6%
Aerospace & Defense 0.6%
TransDigm Group, Inc.	4,892	6,250,068
Building Products 0.5%
Trex Co., Inc.*	67,209	4,981,531
Construction & Engineering 0.6%
Quanta Services, Inc.	26,428	6,715,091
Electrical Equipment 1.4%
AMETEK, Inc.	71,452	11,911,763
Eaton Corp. PLC	9,693	3,039,240
		14,951,003
Ground Transportation 1.2%
Uber Technologies, Inc.*	166,715	12,116,846
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 3

	Shares	Value ($)
Machinery 0.4%
Deere & Co.	11,345	4,238,833
Professional Services 0.9%
TransUnion	61,404	4,553,721
Verisk Analytics, Inc.	19,361	5,218,757
		9,772,478
Information Technology 46.1%
IT Services 1.7%
Accenture PLC "A"	39,058	11,850,588
Cloudflare, Inc. "A"*	37,637	3,117,473
Globant SA*	16,543	2,948,955
		17,917,016
Semiconductors & Semiconductor Equipment 13.5%
Advanced Micro Devices, Inc.*	49,598	8,045,291
Analog Devices, Inc.	23,536	5,372,327
Applied Materials, Inc.	56,335	13,294,497
NVIDIA Corp.	944,503	116,683,901
		143,396,016
Software 22.3%
Adobe, Inc.*	23,748	13,192,964
Aspen Technology, Inc.*	19,781	3,929,100
Atlassian Corp. "A"*	22,546	3,987,936
Box, Inc. "A"*	283,038	7,483,525
Confluent, Inc. "A"*	113,738	3,358,683
CyberArk Software Ltd.*	29,654	8,107,997
Dynatrace, Inc.*	184,508	8,254,888
Five9, Inc.*	67,949	2,996,551
Guidewire Software, Inc.*	44,253	6,102,046
Intuit, Inc.	18,195	11,957,936
Microsoft Corp.	258,420	115,500,819
Salesforce, Inc.	43,487	11,180,508
ServiceNow, Inc.*	19,705	15,501,332
Synopsys, Inc.*	39,042	23,232,333
Workiva, Inc.*	38,557	2,814,275
		237,600,893
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	433,123	91,224,366
	Shares	Value ($)
Materials 0.6%
Construction Materials 0.6%
Vulcan Materials Co.	26,881	6,684,767
Real Estate 1.4%
Industrial REITs 0.6%
Prologis, Inc.	54,066	6,072,153
Real Estate Management & Development 0.4%
CoStar Group, Inc.*	51,953	3,851,795
Specialized REITs 0.4%
Equinix, Inc.	6,035	4,566,081
Total Common Stocks (Cost $352,452,644)		1,050,638,547
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (b) (c) (Cost $4,670,050)	4,670,050	4,670,050
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $12,301,942)	12,301,942	12,301,942

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $369,424,636)	100.5	1,067,610,539
Other Assets and Liabilities, Net	(0.5)	(5,159,460)
Net Assets	100.0	1,062,451,079
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (b) (c)
—	4,670,050 (d)	—	—	—	475	—	4,670,050	4,670,050
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.36% (b)
20,323,418	84,330,286	92,351,762	—	—	243,335	—	12,301,942	12,301,942
20,323,418	89,000,336	92,351,762	—	—	243,810	—	16,971,992	16,971,992

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $4,449,284, which is 0.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,050,638,547	$—	$—	$1,050,638,547
Short-Term Investments (a)	16,971,992	—	—	16,971,992
Total	$1,067,610,539	$—	$—	$1,067,610,539

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $352,452,644) — including $4,449,284 of securities loaned	$1,050,638,547
Investment in DWS Government & Agency Securities Portfolio (cost $4,670,050)*	4,670,050
Investment in DWS Central Cash Management Government Fund (cost $12,301,942)	12,301,942
Receivable for Fund shares sold	144,781
Dividends receivable	96,510
Affiliated securities lending income receivable	475
Foreign taxes recoverable	1,554
Other assets	9,717
Total assets	1,067,863,576
Liabilities
Payable upon return of securities loaned	4,670,050
Payable for Fund shares redeemed	261,484
Accrued management fee	319,301
Accrued Trustees' fees	2,227
Other accrued expenses and payables	159,435
Total liabilities	5,412,497
Net assets, at value	$1,062,451,079
Net Assets Consist of
Distributable earnings (loss)	774,279,200
Paid-in capital	288,171,879
Net assets, at value	$1,062,451,079
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($1,062,451,079 ÷ 26,102,911 outstanding shares of beneficial interest, $0.01 par value, unlimited number of shares authorized)	$40.70

*	Represents collateral on securities loaned.
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $2,119)	$2,627,984
Income distributions — DWS Central Cash Management Government Fund	243,335
Affiliated securities lending income	475
Total income	2,871,794
Expenses:
Management fee	1,886,004
Administration fee	493,877
Services to shareholders	1,214
Record keeping fee (Class B)	291 *
Distribution service fee (Class B)	4,339 *
Custodian fee	4,792
Professional fees	42,470
Reports to shareholders	18,140
Trustees' fees and expenses	19,312
Other	27,806
Total expenses	2,498,245
Net investment income	373,549
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	76,688,841
Change in net unrealized appreciation (depreciation) on investments	84,740,581
Net gain (loss)	161,429,422
Net increase (decrease) in net assets resulting from operations	$161,802,971

*	For the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024*	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$373,549	$1,925,985
Net realized gain (loss)	76,688,841	79,385,584
Change in net unrealized appreciation (depreciation)	84,740,581	202,209,471
Net increase (decrease) in net assets resulting from operations	161,802,971	283,521,040
Distributions to shareholders:
Class A	(81,170,726)	(36,467,005)
Class B	(325,641)	(190,751)
Total distributions	(81,496,367)	(36,657,756)
Fund share transactions:
Class A
Proceeds from shares sold	13,610,214	36,990,468
Reinvestment of distributions	81,170,726	36,467,005
Payments for shares redeemed	(87,621,144)	(113,385,717)
Net increase (decrease) in net assets from Class A share transactions	7,159,796	(39,928,244)
Class B
Proceeds from shares sold	439,374	823,604
Reinvestment of distributions	325,641	190,751
Payments for shares redeemed	(5,176,014)	(2,022,370)
Net increase (decrease) in net assets from Class B share transactions	(4,410,999)	(1,008,015)
Increase (decrease) in net assets	83,055,401	205,927,025
Net assets at beginning of period	979,395,678	773,468,653
Net assets at end of period	$1,062,451,079	$979,395,678

Other Information
Class A
Shares outstanding at beginning of period	25,769,843	26,918,649
Shares sold	344,817	1,111,045
Shares issued to shareholders in reinvestment of distributions	2,192,618	1,199,178
Shares redeemed	(2,204,367)	(3,459,029)
Net increase (decrease) in Class A shares	333,068	(1,148,806)
Shares outstanding at end of period	26,102,911	25,769,843
Class B
Shares outstanding at beginning of period	112,611	142,697
Shares sold	10,865	24,450
Shares issued to shareholders in reinvestment of distributions	8,881	6,323
Shares redeemed	(132,357)	(60,859)
Net increase (decrease) in Class B shares	(112,611)	(30,086)
Shares outstanding at end of period	—	112,611

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 7

Financial Highlights
DWS Capital Growth VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$37.84	$28.58	$49.11	$42.36	$33.24	$27.27
Income (loss) from investment operations:
Net investment income[a]	.01	.07	.03	.03	.09	.17
Net realized and unrealized gain (loss)	6.17	10.61	(14.38)	9.29	11.69	9.53
Total from investment operations	6.18	10.68	(14.35)	9.32	11.78	9.70
Less distributions from:
Net investment income	(.08 )	(.03 )	(.03 )	(.10 )	(.18 )	(.14 )
Net realized gains	(3.24)	(1.39)	(6.15)	(2.47)	(2.48)	(3.59)
Total distributions	(3.32)	(1.42)	(6.18)	(2.57)	(2.66)	(3.73)
Net asset value, end of period	$40.70	$37.84	$28.58	$49.11	$42.36	$33.24
Total Return (%)	17.20 *	38.57	(30.74)	22.78	39.04	37.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,062	975	769	1,225	1,127	862
Ratio of expenses (%)[b]	.49 **	.49	.49	.48	.49	.50
Ratio of net investment income (%)	.07 **	.22	.08	.08	.25	.55
Portfolio turnover rate (%)	8 *	16	7	12	13	11

[a]	Based on average shares outstanding during the period.
[b]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Capital Growth VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. Prior to June 17, 2024, the Fund offered two classes of shares (Class A shares and Class B shares). Upon the recommendation of DWS Investment Management Americas, Inc. (the “Advisor”), the Fund’s Board of Trustees approved the liquidation and termination of Class B shares, effective June 17, 2024. Class B shares were subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Fund's Class B shares. Class A shares, which continue to be offered by the Fund, are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 9

and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the security loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $370,170,675. The net unrealized appreciation for all investments based on tax cost was $697,439,864. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $722,214,939 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $24,775,075.

10 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $78,855,394 and $148,913,095, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 11

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.390%
Next $750 million of such net assets	.365%
Over $1 billion of such net assets	.340%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period from January 1, 2024 through September 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.73%
Class B	.99%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $493,877, of which $83,787 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$560	$160
Class B	138	46
	$698	$206
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the period from January 1, 2024 through June 17, 2024 (Class B liquidation date), the Distribution Service Fee aggregated $4,339, of which $257 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $477, of which $294 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its

12 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Ownership of the Fund
At June 30, 2024, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 63% and 20%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Capital Growth VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being

14 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial

Deutsche DWS Variable Series I — DWS Capital Growth VIP	| 15

commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

16 |	Deutsche DWS Variable Series I — DWS Capital Growth VIP

VS1capgro-NCSRS

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS CROCI® International VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 98.1%
Australia 5.0%
BHP Group Ltd.	45,696	1,299,893
BlueScope Steel Ltd.	78,471	1,066,980
National Australia Bank Ltd.	38,985	938,836
Santos Ltd.	47,830	244,470
(Cost $2,958,977)		3,550,179
Austria 0.7%
OMV AG (Cost $675,541)	12,349	537,754
Finland 0.8%
Fortum Oyj	16,355	238,594
Nokia Oyj	90,694	344,405
(Cost $555,733)		582,999
France 10.8%
Cie de Saint-Gobain SA	5,719	444,790
Cie Generale des Etablissements Michelin SCA	11,426	441,464
Credit Agricole SA	117,391	1,603,833
Engie SA	14,006	200,225
Sanofi SA	14,526	1,404,904
Television Francaise 1 SA	166,777	1,303,670
TotalEnergies SE	6,718	449,380
Vivendi SE	183,813	1,919,117
(Cost $6,806,458)		7,767,383
Germany 4.9%
Brenntag SE	17,949	1,209,298
Deutsche Post AG	15,624	632,144
Infineon Technologies AG	45,690	1,669,402
(Cost $3,035,359)		3,510,844
Hong Kong 0.4%
Yue Yuen Industrial Holdings Ltd. (Cost $240,994)	134,000	258,290
Israel 1.0%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $351,997)	42,955	698,019
Italy 2.0%
Intesa Sanpaolo SpA	167,535	623,056
UniCredit SpA	22,561	835,941
(Cost $607,655)		1,458,997
Japan 27.2%
Astellas Pharma, Inc.	28,800	285,750
Chugai Pharmaceutical Co., Ltd.	6,100	216,724
Komatsu Ltd.	12,300	358,217
Nintendo Co., Ltd.	48,800	2,604,853
Ono Pharmaceutical Co., Ltd.	171,900	2,345,780
Otsuka Holdings Co., Ltd.	44,500	1,877,076
Sekisui House Ltd.	91,200	2,027,173
Seven & i Holdings Co., Ltd.	75,100	914,378
	Shares	Value ($)
Shionogi & Co., Ltd.	75,800	2,959,115
Sony Group Corp.	19,900	1,696,709
Subaru Corp.	45,600	970,960
Sumitomo Mitsui Financial Group, Inc.	14,856	995,634
Takeda Pharmaceutical Co., Ltd.	69,400	1,799,987
Tokyo Gas Co., Ltd.	18,800	404,493
(Cost $19,271,209)		19,456,849
Luxembourg 3.7%
ArcelorMittal SA	84,070	1,921,244
Tenaris SA	45,233	694,160
(Cost $3,025,066)		2,615,404
Netherlands 4.9%
Randstad NV	22,852	1,033,528
Stellantis NV	125,809	2,486,663
(Cost $3,437,150)		3,520,191
Singapore 7.8%
DBS Group Holdings Ltd.	40,440	1,066,486
Oversea-Chinese Banking Corp., Ltd.	318,800	3,396,041
United Overseas Bank Ltd.	49,100	1,135,163
(Cost $5,040,701)		5,597,690
Spain 2.7%
Banco Bilbao Vizcaya Argentaria SA	48,071	481,916
Banco Santander SA	320,507	1,487,616
(Cost $1,385,761)		1,969,532
Sweden 2.5%
Volvo AB "B" (Cost $1,688,440)	69,074	1,763,320
Switzerland 11.7%
Cie Financiere Richemont SA "A", (Registered)	12,836	2,005,046
Holcim AG	25,546	2,259,250
Novartis AG (Registered)	17,479	1,862,642
STMicroelectronics NV	58,159	2,290,457
(Cost $7,268,384)		8,417,395
United Kingdom 12.0%
AstraZeneca PLC	1,269	197,341
BP PLC	166,084	999,541
Centrica PLC	290,190	494,904
easyJet PLC	38,523	222,696
GSK PLC	92,976	1,786,901
HSBC Holdings PLC	118,765	1,026,852
Imperial Brands PLC	17,335	443,155
ITV PLC	401,977	408,610
Lloyds Banking Group PLC	3,769,588	2,601,253
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 3

	Shares	Value ($)
NatWest Group PLC	50,607	198,648
Standard Chartered PLC	24,917	225,476
(Cost $7,511,216)		8,605,377
Total Common Stocks (Cost $63,860,641)		70,310,223
Preferred Stocks 0.4%
Germany
Henkel AG & Co. KGaA (Cost $208,736)	2,915	259,889
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (a) (Cost $646,094)	646,094	646,094

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $64,715,471)	99.4	71,216,206
Other Assets and Liabilities, Net	0.6	421,159
Net Assets	100.0	71,637,365
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (a) (b)
—	0 (c)	—	—	—	9,669	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 5.36% (a)
478,128	4,269,714	4,101,748	—	—	10,181	—	646,094	646,094
478,128	4,269,714	4,101,748	—	—	19,850	—	646,094	646,094

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

ADR: American Depositary Receipt
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,550,179	$—	$3,550,179
Austria	—	537,754	—	537,754
Finland	—	582,999	—	582,999
France	—	7,767,383	—	7,767,383
Germany	—	3,510,844	—	3,510,844
Hong Kong	—	258,290	—	258,290
Israel	698,019	—	—	698,019
Italy	—	1,458,997	—	1,458,997
Japan	—	19,456,849	—	19,456,849
Luxembourg	—	2,615,404	—	2,615,404
Netherlands	—	3,520,191	—	3,520,191
Singapore	—	5,597,690	—	5,597,690
Spain	—	1,969,532	—	1,969,532
Sweden	—	1,763,320	—	1,763,320
Switzerland	—	8,417,395	—	8,417,395
United Kingdom	—	8,605,377	—	8,605,377
Preferred Stocks	—	259,889	—	259,889
Short-Term Investments	646,094	—	—	646,094
Total	$1,344,113	$69,872,093	$—	$71,216,206
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $64,069,377)	$70,570,112
Investment in DWS Central Cash Management Government Fund (cost $646,094)	646,094
Cash	3
Foreign currency, at value (cost $108,926)	109,241
Receivable for Fund shares sold	21,093
Dividends receivable	69,305
Affiliated securities lending income receivable	388
Foreign taxes recoverable	336,969
Other assets	825
Total assets	71,754,030
Liabilities
Payable for Fund shares redeemed	11,112
Accrued management fee	29,346
Accrued Trustees' fees	471
Other accrued expenses and payables	75,736
Total liabilities	116,665
Net assets, at value	$71,637,365
Net Assets Consist of
Distributable earnings (loss)	(22,815,782)
Paid-in capital	94,453,147
Net assets, at value	$71,637,365
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($71,637,365 ÷ 9,915,804 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.22
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $210,987)	$1,834,312
Income distributions — DWS Central Cash Management Government Fund	10,181
Affiliated securities lending income	9,669
Total income	1,854,162
Expenses:
Management fee	240,672
Administration fee	35,916
Services to shareholders	835
Distribution service fee (Class B)	358 *
Custodian fee	13,520
Audit fee	28,866
Legal fees	7,524
Tax fees	2,984
Reports to shareholders	15,746
Trustees' fees and expenses	2,396
Other	5,836
Total expenses before expense reductions	354,653
Expense reductions	(43,272)
Total expenses after expense reductions	311,381
Net investment income	1,542,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,469,773
Foreign currency	(18,467)
Payments by affiliates (see Note F)	12,368
2,463,674
Change in net unrealized appreciation (depreciation) on:
Investments	(3,882,438)
Foreign currency	(15,926)
(3,898,364)
Net gain (loss)	(1,434,690)
Net increase (decrease) in net assets resulting from operations	$108,091

*	For the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024*	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$1,542,781	$2,444,019
Net realized gain (loss)	2,463,674	(8,576)
Change in net unrealized appreciation (depreciation)	(3,898,364)	9,988,378
Net increase (decrease) in net assets resulting from operations	108,091	12,423,821
Distributions to shareholders:
Class A	(2,448,644)	(2,364,739)
Class B	(9,550)	(9,946)
Total distributions	(2,458,194)	(2,374,685)
Fund share transactions:
Class A
Proceeds from shares sold	1,908,498	2,659,675
Reinvestment of distributions	2,448,644	2,364,739
Payments for shares redeemed	(4,900,732)	(8,980,112)
Net increase (decrease) in net assets from Class A share transactions	(543,590)	(3,955,698)
Class B
Proceeds from shares sold	12,292	5,945
Reinvestment of distributions	9,550	9,946
Payments for shares redeemed	(366,478)	(21,956)
Net increase (decrease) in net assets from Class B share transactions	(344,636)	(6,065)
Increase (decrease) in net assets	(3,238,329)	6,087,373
Net assets at beginning of period	74,875,694	68,788,321
Net assets at end of period	$71,637,365	$74,875,694

Other Information
Class A
Shares outstanding at beginning of period	9,981,646	10,547,844
Shares sold	255,659	383,986
Shares issued to shareholders in reinvestment of distributions	332,696	341,725
Shares redeemed	(654,197)	(1,291,909)
Net increase (decrease) in Class A shares	(65,842)	(566,198)
Shares outstanding at end of period	9,915,804	9,981,646
Class B
Shares outstanding at beginning of period	46,700	47,557
Shares sold	1,656	855
Shares issued to shareholders in reinvestment of distributions	1,292	1,431
Shares redeemed	(49,648)	(3,143)
Net increase (decrease) in Class B shares	(46,700)	(857)
Shares outstanding at end of period	—	46,700

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 7

Financial Highlights
DWS CROCI® International VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$7.47	$6.49	$7.72	$7.24	$7.35	$6.22
Income (loss) from investment operations:
Net investment income[a]	.16	.24	.24	.21	.12	.22
Net realized and unrealized gain (loss)	(.16 )	.97	(1.25)	.46	.00 *	1.11
Total from investment operations	.00 *	1.21	(1.01)	.67	.12	1.33
Less distributions from:
Net investment income	(.25 )	(.23 )	(.22 )	(.19 )	(.23 )	(.20 )
Net asset value, end of period	$7.22	$7.47	$6.49	$7.72	$7.24	$7.35
Total Return (%)[b]	(.04 )**	18.95	(13.19)	9.24	2.61	21.77
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	72	75	68	83	79	81
Ratio of expenses before expense reductions (%)[c]	.96 ***	.95	.95	.93	.99	1.11
Ratio of expenses after expense reductions (%)[c]	.84 ***	.86	.86	.87	.87	.87
Ratio of net investment income (%)	4.17 ***	3.40	3.58	2.76	1.88	3.22
Portfolio turnover rate (%)	30 **	69	62	66	67	101

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS CROCI® International VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. Prior to June 17, 2024, the Fund offered two classes of shares (Class A shares and Class B shares). Upon the recommendation of DWS Investment Management Americas, Inc. (the “Advisor”), the Fund’s Board of Trustees approved the liquidation and termination of Class B shares, effective June 17, 2024. Class B shares were subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Fund's Class B shares. Class A shares, which continue to be offered by the Fund, are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 9

their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had no securities on loan.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as

10 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At December 31, 2023, the Fund had net tax basis capital loss carryforwards of $32,927,691, including short-term losses ($13,248,110) and long-term losses ($19,679,581), which may be applied against realized net taxable capital gains indefinitely.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $65,070,982. The net unrealized appreciation for all investments based on tax cost was $6,145,224. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $8,966,576 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,821,352.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provisions for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $22,181,126 and $24,294,918, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 11

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $500 million of the Fund’s average daily net assets	.650%
Over $500 million of such net assets	.600%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.65% of the Fund’s average daily net assets.
For the period from January 1, 2024 through April 30, 2025 (through June 17, 2024 (Class B liquidation date) for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.84%
Class B	1.09%
For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$43,057
Class B	215
$43,272
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $35,916, of which $5,865 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$444	$140
Class B	57	19
	$501	$159
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trusts’ Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the period from January 1, 2024 through June 17, 2024 (Class B liquidation date), the Distribution Service Fee aggregated $358, of which $32 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $428, of which $294 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

12 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Ownership of the Fund
At June 30, 2024, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 48%, 12% and 12%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.
F.
Payments by Affiliates
During the six months ended June 30, 2024, the Advisor agreed to reimburse the Fund $12,368 for losses incurred on trades executed incorrectly. The amount reimbursed was 0.02% of the Fund's average net assets.

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS CROCI® International VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has

14 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial

Deutsche DWS Variable Series I — DWS CROCI® International VIP	| 15

commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

16 |	Deutsche DWS Variable Series I — DWS CROCI® International VIP

VS1cint-NCSRS

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS Core Equity VIP

Contents
3	Investment Portfolio
7	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
15	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 99.7%
Communication Services 10.1%
Entertainment 2.3%
Spotify Technology SA*	5,553	1,742,476
Take-Two Interactive Software, Inc.*	2,794	434,439
Walt Disney Co.	5,537	549,769
		2,726,684
Interactive Media & Services 6.7%
Alphabet, Inc. "A"	3,983	725,504
Alphabet, Inc. "C"	23,241	4,262,864
Meta Platforms, Inc. "A"	5,504	2,775,227
		7,763,595
Wireless Telecommunication Services 1.1%
T-Mobile U.S., Inc.	7,102	1,251,230
Consumer Discretionary 9.3%
Automobiles 0.6%
Tesla, Inc.*	1,438	284,551
Thor Industries, Inc.	4,115	384,547
		669,098
Broadline Retail 3.9%
Amazon.com, Inc.*	17,662	3,413,181
Macy's, Inc.	61,535	1,181,472
		4,594,653
Hotels, Restaurants & Leisure 1.8%
DraftKings, Inc. "A"*	25,136	959,441
Hilton Worldwide Holdings, Inc.	5,089	1,110,420
		2,069,861
Household Durables 0.7%
PulteGroup, Inc.	6,985	769,049
Leisure Products 0.4%
Hasbro, Inc.	7,474	437,229
Specialty Retail 0.5%
Bath & Body Works, Inc.	11,279	440,445
Wayfair, Inc. "A"* (a)	3,380	178,227
		618,672
Textiles, Apparel & Luxury Goods 1.4%
Deckers Outdoor Corp.*	1,128	1,091,848
PVH Corp.	4,598	486,790
		1,578,638
Consumer Staples 5.2%
Beverages 1.9%
Boston Beer Co., Inc. "A"*	1,014	309,321
Coca-Cola Co.	4,904	312,139
	Shares	Value ($)
Constellation Brands, Inc. "A"	4,827	1,241,890
Molson Coors Beverage Co. "B"	7,661	389,409
		2,252,759
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	387	328,946
Walmart, Inc.	15,988	1,082,548
		1,411,494
Household Products 0.7%
Church & Dwight Co., Inc.	3,037	314,876
Clorox Co.	3,709	506,167
		821,043
Personal Care Products 0.9%
Coty, Inc. "A"*	97,833	980,287
Tobacco 0.5%
Philip Morris International, Inc.	5,115	518,303
Energy 3.3%
Energy Equipment & Services 0.7%
Schlumberger NV	5,177	244,251
TechnipFMC PLC	24,373	637,354
		881,605
Oil, Gas & Consumable Fuels 2.6%
Cheniere Energy, Inc.	6,760	1,181,851
HF Sinclair Corp.	33,593	1,791,850
		2,973,701
Financials 12.4%
Banks 4.7%
Bank of America Corp.	18,973	754,556
JPMorgan Chase & Co.	16,621	3,361,764
Wells Fargo & Co.	22,449	1,333,246
		5,449,566
Capital Markets 3.1%
Ameriprise Financial, Inc.	3,256	1,390,930
Coinbase Global, Inc. "A"*	5,368	1,192,931
MSCI, Inc.	1,013	488,013
S&P Global, Inc.	1,105	492,830
		3,564,704
Financial Services 3.0%
Apollo Global Management, Inc.	7,317	863,918
Mastercard, Inc. "A"	1,024	451,748
Visa, Inc. "A"	8,539	2,241,231
		3,556,897
Insurance 1.6%
Aflac, Inc.	5,601	500,225
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 3

	Shares	Value ($)
Cincinnati Financial Corp.	4,537	535,820
Marsh & McLennan Companies, Inc.	3,943	830,869
		1,866,914
Health Care 11.9%
Biotechnology 3.0%
AbbVie, Inc.	8,697	1,491,709
Amgen, Inc.	5,251	1,640,675
GRAIL, Inc.* (a)	504	7,747
Moderna, Inc.*	3,223	382,731
		3,522,862
Health Care Equipment & Supplies 1.9%
Becton Dickinson & Co.	3,317	775,216
Medtronic PLC	5,835	459,273
Solventum Corp.*	687	36,329
Stryker Corp.	1,756	597,479
Zimmer Biomet Holdings, Inc.	3,467	376,273
		2,244,570
Health Care Providers & Services 4.2%
Centene Corp.*	17,180	1,139,034
Cigna Group	2,987	987,412
Elevance Health, Inc.	2,880	1,560,557
HCA Healthcare, Inc.	1,545	496,378
Humana, Inc.	1,661	620,633
		4,804,014
Life Sciences Tools & Services 0.6%
Danaher Corp.	1,562	390,266
Illumina, Inc.*	3,024	315,645
		705,911
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	15,665	650,567
Johnson & Johnson	6,485	947,847
Merck & Co., Inc.	3,981	492,848
Viatris, Inc.	45,247	480,976
		2,572,238
Industrials 10.1%
Aerospace & Defense 3.0%
Curtiss-Wright Corp.	2,329	631,112
Lockheed Martin Corp.	3,720	1,737,612
Textron, Inc.	5,592	480,129
TransDigm Group, Inc.	521	665,635
		3,514,488
Building Products 1.5%
Owens Corning	10,148	1,762,911
Commercial Services & Supplies 1.9%
Veralto Corp.	3,331	318,011
Waste Management, Inc.	8,892	1,897,019
		2,215,030
Electrical Equipment 0.2%
Sunrun, Inc.* (a)	23,349	276,919
	Shares	Value ($)
Ground Transportation 0.2%
Union Pacific Corp.	743	168,111
Industrial Conglomerates 0.2%
3M Co.	2,728	278,774
Machinery 2.2%
Caterpillar, Inc.	6,276	2,090,536
PACCAR, Inc.	4,647	478,362
		2,568,898
Professional Services 0.9%
Automatic Data Processing, Inc.	2,171	518,196
Verisk Analytics, Inc.	1,742	469,556
		987,752
Information Technology 31.3%
Communications Equipment 0.4%
Cisco Systems, Inc.	10,923	518,952
IT Services 0.4%
Accenture PLC "A"	1,489	451,778
Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices, Inc.*	7,824	1,269,131
GLOBALFOUNDRIES, Inc.* (a)	10,112	511,263
Intel Corp.	21,525	666,629
Lam Research Corp.	1,254	1,335,322
Micron Technology, Inc.	4,487	590,175
MKS Instruments, Inc.	3,124	407,932
NVIDIA Corp.	40,879	5,050,191
QUALCOMM, Inc.	11,049	2,200,740
		12,031,383
Software 12.1%
Adobe, Inc.*	1,109	616,094
Microsoft Corp.	22,844	10,210,126
Oracle Corp.	18,715	2,642,558
Synopsys, Inc.*	971	577,803
		14,046,581
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc.	44,297	9,329,834
Materials 2.1%
Chemicals 1.3%
Corteva, Inc.	9,375	505,687
DuPont de Nemours, Inc.	4,030	324,375
Linde PLC	1,464	642,418
		1,472,480
Containers & Packaging 0.4%
AptarGroup, Inc.	3,575	503,396
Metals & Mining 0.4%
Nucor Corp.	3,057	483,251
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

	Shares	Value ($)
Real Estate 2.0%
Health Care REITs 0.7%
Medical Properties Trust, Inc. (a)	186,901	805,543
Industrial REITs 0.8%
Prologis, Inc.	8,166	917,123
Residential REITs 0.5%
AvalonBay Communities, Inc.	2,822	583,844
Utilities 2.0%
Electric Utilities 1.0%
FirstEnergy Corp.	9,654	369,459
NRG Energy, Inc.	9,699	755,164
		1,124,623
Multi-Utilities 0.4%
WEC Energy Group, Inc.	5,630	441,730
Water Utilities 0.6%
American Water Works Co., Inc.	5,929	765,789
Total Common Stocks (Cost $59,200,581)		115,854,767
	Shares	Value ($)
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (b) (c) (Cost $1,961,350)	1,961,350	1,961,350
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $438,680)	438,680	438,680

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $61,600,611)	101.7	118,254,797
Other Assets and Liabilities, Net	(1.7)	(2,028,732)
Net Assets	100.0	116,226,065
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (b) (c)
277,200	1,684,150 (d)	—	—	—	12,093	—	1,961,350	1,961,350
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.36% (b)
283,620	6,641,931	6,486,871	—	—	17,336	—	438,680	438,680
560,820	8,326,081	6,486,871	—	—	29,429	—	2,400,030	2,400,030

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $1,773,796, which is 1.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

REIT: Real Estate Investment Trust
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 5

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$115,854,767	$—	$—	$115,854,767
Short-Term Investments (a)	2,400,030	—	—	2,400,030
Total	$118,254,797	$—	$—	$118,254,797

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $59,200,581) — including $1,773,796 of securities loaned	$115,854,767
Investment in DWS Government & Agency Securities Portfolio (cost $1,961,350)*	1,961,350
Investment in DWS Central Cash Management Government Fund (cost $438,680)	438,680
Cash	10,000
Receivable for Fund shares sold	1,153
Dividends receivable	79,275
Affiliated securities lending income receivable	2,048
Other assets	1,403
Total assets	118,348,676
Liabilities
Payable upon return of securities loaned	1,961,350
Payable for Fund shares redeemed	56,713
Accrued management fee	37,428
Accrued Trustees' fees	107
Other accrued expenses and payables	67,013
Total liabilities	2,122,611
Net assets, at value	$116,226,065
Net Assets Consist of
Distributable earnings (loss)	61,232,670
Paid-in capital	54,993,395
Net assets, at value	$116,226,065
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($116,226,065 ÷ 8,889,445 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$13.07

*	Represents collateral on securities loaned.
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends	$810,233
Income distributions — DWS Central Cash Management Government Fund	17,336
Affiliated securities lending income	12,093
Total income	839,662
Expenses:
Management fee	222,666
Administration fee	55,381
Services to shareholders	786
Distribution service fee (Class B)	2,429 *
Custodian fee	1,936
Audit fee	25,851
Legal fees	9,258
Tax fees	3,815
Reports to shareholders	13,316
Trustees' fees and expenses	3,124
Other	4,791
Total expenses before expense reductions	343,353
Expense reductions	(79)
Total expenses after expense reductions	343,274
Net investment income	496,388
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	4,443,264
Change in net unrealized appreciation (depreciation) on investments	10,257,213
Net gain (loss)	14,700,477
Net increase (decrease) in net assets resulting from operations	$15,196,865

*	For the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024*	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$496,388	$992,185
Net realized gain (loss)	4,443,264	6,181,946
Change in net unrealized appreciation (depreciation)	10,257,213	16,308,310
Net increase (decrease) in net assets resulting from operations	15,196,865	23,482,441
Distributions to shareholders:
Class A	(7,071,480)	(6,659,807)
Class B	(132,127)	(172,212)
Total distributions	(7,203,607)	(6,832,019)
Fund share transactions:
Class A
Proceeds from shares sold	880,924	2,935,403
Reinvestment of distributions	7,071,480	6,659,807
Payments for shares redeemed	(7,428,417)	(12,139,488)
Net increase (decrease) in net assets from Class A share transactions	523,987	(2,544,278)
Class B
Proceeds from shares sold	8,284	511,434
Reinvestment of distributions	132,127	172,212
Payments for shares redeemed	(2,430,392)	(1,637,774)
Net increase (decrease) in net assets from Class B share transactions	(2,289,981)	(954,128)
Increase (decrease) in net assets	6,227,264	13,152,016
Net assets at beginning of period	109,998,801	96,846,785
Net assets at end of period	$116,226,065	$109,998,801

Other Information
Class A
Shares outstanding at beginning of period	8,811,319	8,984,214
Shares sold	69,424	265,272
Shares issued to shareholders in reinvestment of distributions	581,536	649,104
Shares redeemed	(572,834)	(1,087,271)
Net increase (decrease) in Class A shares	78,126	(172,895)
Shares outstanding at end of period	8,889,445	8,811,319
Class B
Shares outstanding at beginning of period	175,875	261,799
Shares sold	620	44,773
Shares issued to shareholders in reinvestment of distributions	10,857	16,768
Shares redeemed	(187,352)	(147,465)
Net increase (decrease) in Class B shares	(175,875)	(85,924)
Shares outstanding at end of period	—	175,875

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Financial Highlights
DWS Core Equity VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$12.24	$10.47	$14.52	$12.23	$11.31	$9.83
Income (loss) from investment operations:
Net investment income[a]	.06	.11	.10	.09	.11	.14
Net realized and unrealized gain (loss)	1.60	2.42	(2.25)	2.91	1.47	2.70
Total from investment operations	1.66	2.53	(2.15)	3.00	1.58	2.84
Less distributions from:
Net investment income	(.11 )	(.11 )	(.10 )	(.10 )	(.15 )	(.12 )
Net realized gains	(.72 )	(.65 )	(1.80)	(.61 )	(.51 )	(1.24)
Total distributions	(.83 )	(.76 )	(1.90)	(.71 )	(.66 )	(1.36)
Net asset value, end of period	$13.07	$12.24	$10.47	$14.52	$12.23	$11.31
Total Return (%)	14.14 *	25.57 [b]	(15.53)[b]	25.30	16.13	30.30
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	116	108	94	121	107	107
Ratio of expenses before expense reductions (%)[c]	.60 **	.61	.61	.59	.62	.62
Ratio of expenses after expense reductions (%)[c]	.60 **	.60	.60	.59	.62	.62
Ratio of net investment income (%)	.87 **	.97	.85	.66	1.01	1.32
Portfolio turnover rate (%)	8 *	29	29	34	45	40

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 9

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Core Equity VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. Prior to June 17, 2024, the Fund offered two classes of shares (Class A shares and Class B shares). Upon the recommendation of DWS Investment Management Americas, Inc. (the “Advisor”), the Fund’s Board of Trustees approved the liquidation and termination of Class B shares, effective June 17, 2024. Class B shares were subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Fund's Class B shares. Class A shares, which continue to be offered by the Fund, are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price

10 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $61,862,223. The net unrealized appreciation for all investments based on tax cost was $56,392,574. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $58,010,432 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,617,858.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 11

The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $8,519,830 and $17,133,839, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.390%
Next $750 million of such net assets	.365%
Over $1 billion of such net assets	.340%
Accordingly, for the six months ended June 30, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.39% of the Fund’s average daily net assets.
For the period from January 1, 2024 through April 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total

12 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.60%
Class B	.91%
Effective May 1, 2024 through September 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.70%
Class B	1.01%
For the period from January 1, 2024 to June 17, 2024 (Class B liquidation date), fees waived and/or expenses reimbursed for Class B are $79.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $55,381, of which $9,309 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$443	$141
Class B	89	29
	$532	$170
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the period from January 1, 2024 through June 17, 2024 (Class B liquidation date), the Distribution Service Fee aggregated $2,429, of which $200 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $436, of which $300 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 13

waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Ownership of the Fund
At June 30, 2024, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 58% and 15%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

14 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Core Equity VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 1st quartile, 2nd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 15

outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial

16 |	Deutsche DWS Variable Series I — DWS Core Equity VIP

commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Variable Series I — DWS Core Equity VIP	| 17

VS1coreq-NCSRS

June 30, 2024
Semiannual Financial Statements and Other Information
Deutsche DWS Variable Series I
DWS Global Small Cap VIP

Contents
3	Investment Portfolio
6	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
9	Notes to Financial Statements
14	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Investment Portfolioas of June 30, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 99.3%
Australia 3.5%
AMP Ltd.	327,127	238,075
Bravura Solutions Ltd.*	231,258	166,136
Charter Hall Long Wale REIT (a)	138,078	298,392
IPH Ltd.	121,166	505,480
Nickel Industries Ltd.	544,338	289,021
Orora Ltd.	482,762	632,877
(Cost $2,922,519)		2,129,981
Canada 3.2%
Atkinsrealis Group, Inc.	5,556	240,508
Badger Infrastructure Solutions Ltd.	7,627	229,638
Bird Construction, Inc.	19,005	372,585
Finning International, Inc.	5,385	157,883
Quebecor, Inc. "B"	16,271	343,367
Richelieu Hardware Ltd.	14,797	445,516
Russel Metals, Inc.	5,769	157,166
(Cost $1,759,480)		1,946,663
Denmark 1.4%
Topdanmark AS (Cost $792,772)	16,460	869,118
Finland 0.4%
Tokmanni Group Corp. (Cost $196,286)	16,883	236,677
France 2.4%
Alten SA	4,851	531,592
Eiffage SA	6,052	556,161
Vallourec SACA*	24,177	379,543
(Cost $1,489,201)		1,467,296
Germany 2.1%
AIXTRON SE	31,515	616,395
Jumia Technologies AG (ADR)*	44,714	313,892
United Internet AG (Registered)	16,804	361,793
(Cost $1,131,923)		1,292,080
Ireland 0.9%
Dalata Hotel Group PLC (Cost $662,452)	130,999	558,978
Italy 1.8%
Buzzi SpA (Cost $582,168)	26,750	1,078,031
Japan 6.6%
BML, Inc.	22,100	395,989
JTOWER, Inc.*	19,000	199,316
Kusuri no Aoki Holdings Co., Ltd.	13,474	254,884
Mani, Inc.	20,100	248,292
Nankai Electric Railway Co., Ltd.	17,300	287,967
Optorun Co., Ltd. (a)	23,200	292,584
Sawai Group Holdings Co., Ltd.	8,000	326,137
Systena Corp.	525,700	1,029,024
	Shares	Value ($)
Tsurumi Manufacturing Co., Ltd.	9,400	285,092
TV Asahi Holdings Corp.	31,100	413,822
Zenkoku Hosho Co., Ltd.	9,800	361,581
(Cost $4,347,022)		4,094,688
Jersey 0.5%
Novocure Ltd.* (b) (Cost $398,061)	19,232	329,444
Korea 2.5%
Amotech Co., Ltd.*	84,479	397,542
Grand Korea Leisure Co., Ltd.	18,607	171,581
Hite Jinro Co., Ltd.	27,607	425,633
Seah Besteel Holdings Corp.	37,669	566,379
(Cost $1,931,874)		1,561,135
Malta 0.6%
Kindred Group PLC (Cost $273,101)	33,151	394,134
Portugal 0.4%
REN - Redes Energeticas Nacionais SGPS SA (Cost $264,147)	93,254	228,815
Puerto Rico 0.9%
Popular, Inc. (Cost $469,111)	6,236	551,449
Sweden 1.5%
Cibus Nordic Real Estate AB publ	37,692	560,742
Xvivo Perfusion AB*	8,954	350,667
(Cost $733,424)		911,409
Switzerland 2.4%
OC Oerlikon Corp. AG (Registered)	110,894	595,414
Siegfried Holding AG (Registered)	861	892,656
(Cost $1,187,283)		1,488,070
United Kingdom 7.1%
Clarkson PLC	8,027	420,293
Computacenter PLC	22,414	810,210
Drax Group PLC	78,099	484,947
Dunelm Group PLC	15,276	205,698
Genus PLC	11,893	246,662
Greggs PLC	20,613	722,882
Softcat PLC	23,640	542,247
TechnipFMC PLC (c)	35,501	928,351
(Cost $3,418,897)		4,361,290
United States 61.1%
Adeia, Inc.	16,645	186,174
Affiliated Managers Group, Inc.	4,495	702,254
Alcoa Corp.	14,438	574,344
Americold Realty Trust, Inc. (REIT)	21,462	548,139
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 3

	Shares	Value ($)
Apple Hospitality REIT, Inc. (REIT)	18,296	266,024
ArcBest Corp.	5,345	572,343
Armada Hoffler Properties, Inc. (REIT)	16,174	179,370
Ashland, Inc.	6,148	580,925
Aspen Aerogels, Inc.*	40,333	961,942
Atkore, Inc.	4,837	652,656
Avis Budget Group, Inc.	2,940	307,289
Bank OZK	7,401	303,441
Benchmark Electronics, Inc.	21,886	863,622
Bluebird Bio, Inc.*	305,695	300,865
Bridgebio Pharma, Inc.*	24,077	609,870
Builders FirstSource, Inc.*	7,522	1,041,120
Carvana Co.*	6,642	854,958
Casey's General Stores, Inc.	3,093	1,180,165
Chord Energy Corp.	2,231	374,094
Clearway Energy, Inc. "A"	8,709	197,346
CNX Resources Corp.*	24,979	606,990
Delek U.S. Holdings, Inc.	25,698	636,282
Ducommun, Inc.*	14,980	869,739
Easterly Government Properties, Inc. (REIT)	18,770	232,185
EastGroup Properties, Inc. (REIT)	2,146	365,035
Essential Properties Realty Trust, Inc. (REIT)	7,490	207,548
Exact Sciences Corp.*	4,623	195,322
First Citizens BancShares, Inc. "A"	211	355,242
Five Below, Inc.*	3,073	334,865
Four Corners Property Trust, Inc. (REIT)	29,198	720,315
Fulgent Genetics, Inc.*	14,067	275,995
Healthpeak Properties, Inc. (REIT)	21,002	411,639
Hecla Mining Co.	84,587	410,247
Hillenbrand, Inc.	14,976	599,339
ImmunityBio, Inc.* (a)	35,346	223,387
Industrial Logistics Properties Trust (REIT)	73,443	270,270
Jefferies Financial Group, Inc.	13,652	679,323
Kimco Realty Corp. (REIT)	13,483	262,379
Kite Realty Group Trust (REIT)	13,787	308,553
Kohl's Corp.	9,160	210,588
Ladder Capital Corp. (REIT)	22,361	252,456
Lamb Weston Holdings, Inc.	7,107	597,557
Lazard, Inc.	10,388	396,614
Lumentum Holdings, Inc.*	8,847	450,489
Madison Square Garden Sports Corp.*	4,259	801,246
MicroStrategy, Inc. "A"* (a)	293	403,602
	Shares	Value ($)
Modine Manufacturing Co.*	12,768	1,279,226
New Jersey Resources Corp.	8,816	376,796
NiSource, Inc.	11,674	336,328
Option Care Health, Inc.*	24,922	690,339
Premier, Inc. "A"	14,223	265,543
Reinsurance Group of America, Inc.	3,926	805,890
Rush Enterprises, Inc. "A"	29,144	1,220,259
SentinelOne, Inc. "A"*	48,619	1,023,430
SkyWest, Inc.*	12,511	1,026,778
SouthState Corp.	9,451	722,245
Spectrum Brands Holdings, Inc.	5,219	448,469
Stride, Inc.*	7,312	515,496
Synovus Financial Corp.	26,754	1,075,243
Taylor Morrison Home Corp.*	14,345	795,287
Teladoc Health, Inc.*	27,069	264,735
Thermon Group Holdings, Inc.*	35,737	1,099,270
TopBuild Corp.*	3,209	1,236,331
Trupanion, Inc.* (a)	10,831	318,431
Unum Group	8,571	438,064
Xponential Fitness, Inc. "A"*	14,372	224,203
YETI Holdings, Inc.*	15,393	587,243
Zions Bancorp. NA	13,128	569,361
(Cost $26,238,581)		37,653,115
Total Common Stocks (Cost $48,798,302)		61,152,373
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e) (Cost $1,198,701)	1,198,701	1,198,701
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (d) (Cost $384,955)	384,955	384,955

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $50,381,958)	101.9	62,736,029
Other Assets and Liabilities, Net	(1.9)	(1,143,533)
Net Assets	100.0	61,592,496
The accompanying notes are an integral part of the financial statements.

4 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2024	Value ($) at 6/30/2024
Securities Lending Collateral 2.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (d) (e)
522,836	675,865 (f)	—	—	—	23,983	—	1,198,701	1,198,701
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 5.36% (d)
685,087	4,873,891	5,174,023	—	—	24,873	—	384,955	384,955
1,207,923	5,549,756	5,174,023	—	—	48,856	—	1,583,656	1,583,656

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2024 amounted to $922,331, which is 1.5% of net assets.

(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2024.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,129,981	$—	$2,129,981
Canada	1,946,663	—	—	1,946,663
Denmark	—	869,118	—	869,118
Finland	—	236,677	—	236,677
France	—	1,467,296	—	1,467,296
Germany	313,892	978,188	—	1,292,080
Ireland	—	558,978	—	558,978
Italy	—	1,078,031	—	1,078,031
Japan	—	4,094,688	—	4,094,688
Jersey	329,444	—	—	329,444
Korea	—	1,561,135	—	1,561,135
Malta	—	394,134	—	394,134
Portugal	—	228,815	—	228,815
Puerto Rico	551,449	—	—	551,449
Sweden	—	911,409	—	911,409
Switzerland	—	1,488,070	—	1,488,070
United Kingdom	928,351	3,432,939	—	4,361,290
United States	37,653,115	—	—	37,653,115
Short-Term Investments (a)	1,583,656	—	—	1,583,656
Total	$43,306,570	$19,429,459	$—	$62,736,029

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 5

Statement of
Assets and Liabilities
Statement of Operations

as of June 30, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $48,798,302) — including $922,331 of securities loaned	$61,152,373
Investment in DWS Government & Agency Securities Portfolio (cost $1,198,701)*	1,198,701
Investment in DWS Central Cash Management Government Fund (cost $384,955)	384,955
Foreign currency, at value (cost $18,152)	18,259
Receivable for investments sold	18,461
Receivable for Fund shares sold	10,761
Dividends receivable	84,773
Affiliated securities lending income receivable	4,334
Foreign taxes recoverable	57,814
Other assets	587
Total assets	62,931,018
Liabilities
Cash overdraft	10
Payable upon return of securities loaned	1,198,701
Payable for investments purchased	31,816
Payable for Fund shares redeemed	15,358
Accrued management fee	29,424
Accrued Trustees' fees	432
Other accrued expenses and payables	62,781
Total liabilities	1,338,522
Net assets, at value	$61,592,496
Net Assets Consist of
Distributable earnings (loss)	15,612,277
Paid-in capital	45,980,219
Net assets, at value	$61,592,496
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($61,592,496 ÷ 6,245,333 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.86

*	Represents collateral on securities loaned.
for the six months ended June 30, 2024 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $50,624)	$734,375
Income distributions — DWS Central Cash Management Government Fund	24,873
Affiliated securities lending income	23,983
Total income	783,231
Expenses:
Management fee	254,504
Administration fee	30,859
Services to shareholders	816
Record keeping fee (Class B)	234 *
Distribution service fee (Class B)	1,884 *
Custodian fee	5,646
Audit fee	19,845
Legal fees	7,494
Tax fees	3,815
Reports to shareholders	14,500
Trustees' fees and expenses	2,214
Other	6,706
Total expenses before expense reductions	348,517
Expense reductions	(69,505)
Total expenses after expense reductions	279,012
Net investment income	504,219
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,992,761
Foreign currency	(7,277)
2,985,484
Change in net unrealized appreciation (depreciation) on:
Investments	(3,455,863)
Foreign currency	(3,180)
(3,459,043)
Net gain (loss)	(473,559)
Net increase (decrease) in net assets resulting from operations	$30,660

*	For the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

6 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2024*	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$504,219	$689,250
Net realized gain (loss)	2,985,484	2,732,848
Change in net unrealized appreciation (depreciation)	(3,459,043)	10,046,565
Net increase (decrease) in net assets resulting from operations	30,660	13,468,663
Distributions to shareholders:
Class A	(3,482,596)	(859,286)
Class B	(89,014)	(21,478)
Total distributions	(3,571,610)	(880,764)
Fund share transactions:
Class A
Proceeds from shares sold	1,001,302	1,613,243
Reinvestment of distributions	3,482,596	859,286
Payments for shares redeemed	(3,341,842)	(7,416,672)
Net increase (decrease) in net assets from Class A share transactions	1,142,056	(4,944,143)
Class B
Proceeds from shares sold	11,703	20,186
Reinvestment of distributions	89,014	21,478
Payments for shares redeemed	(1,739,957)	(306,882)
Net increase (decrease) in net assets from Class B share transactions	(1,639,240)	(265,218)
Increase (decrease) in net assets	(4,038,134)	7,378,538
Net assets at beginning of period	65,630,630	58,252,092
Net assets at end of period	$61,592,496	$65,630,630

Other Information
Class A
Shares outstanding at beginning of period	6,112,858	6,642,956
Shares sold	98,217	177,834
Shares issued to shareholders in reinvestment of distributions	362,393	98,429
Shares redeemed	(328,135)	(806,361)
Net increase (decrease) in Class A shares	132,475	(530,098)
Shares outstanding at end of period	6,245,333	6,112,858
Class B
Shares outstanding at beginning of period	174,583	203,753
Shares sold	1,192	2,349
Shares issued to shareholders in reinvestment of distributions	9,771	2,588
Shares redeemed	(185,546)	(34,107)
Net increase (decrease) in Class B shares	(174,583)	(29,170)
Shares outstanding at end of period	—	174,583

*	Includes Class B for the period from January 1, 2024 to June 17, 2024 (Class B liquidation date).
The accompanying notes are an integral part of the financial statements.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 7

Financial Highlights
DWS Global Small Cap VIP — Class A
	Six Months Ended 6/30/24	Years Ended December 31,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$10.45	$8.52	$13.63	$11.90	$10.24	$8.91
Income (loss) from investment operations:
Net investment income[a]	.08	.11	.11	.06	.04	.05
Net realized and unrealized gain (loss)	(.08 )	1.95	(3.19)	1.72	1.70	1.82
Total from investment operations	.00 *	2.06	(3.08)	1.78	1.74	1.87
Less distributions from:
Net investment income	(.15 )	(.08 )	(.06 )	(.05 )	(.08 )	—
Net realized gains	(.44 )	(.05 )	(1.97)	—	—	(.54 )
Total distributions	(.59 )	(.13 )	(2.03)	(.05 )	(.08 )	(.54 )
Net asset value, end of period	$9.86	$10.45	$8.52	$13.63	$11.90	$10.24
Total Return (%)[b]	.08 **	24.56	(24.05)	14.94	17.36	21.29
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62	64	57	79	76	71
Ratio of expenses before expense reductions (%)[c]	1.09 ***	1.09	1.10	1.05	1.10	1.11
Ratio of expenses after expense reductions (%)[c]	.87 ***	.85	.80	.81	.81	.82
Ratio of net investment income (%)	1.59 ***	1.15	1.11	.43	.38	.54
Portfolio turnover rate (%)	14 **	26	27	38	9	23

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

8 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Variable Series I (the “Trust“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act“), as an open-end management investment company organized as a Massachusetts business trust. The Trust consists of four diversified funds: DWS Capital Growth VIP, DWS Core Equity VIP, DWS CROCI® International VIP and DWS Global Small Cap VIP (individually or collectively hereinafter referred to as a “Fund“ or the “Funds“). These financial statements report on DWS Global Small Cap VIP. The Trust is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies“).
Multiple Classes of Shares of Beneficial Interest. Prior to June 17, 2024, the Fund offered two classes of shares (Class A shares and Class B shares). Upon the recommendation of DWS Investment Management Americas, Inc. (the “Advisor”), the Fund’s Board of Trustees approved the liquidation and termination of Class B shares, effective June 17, 2024. Class B shares were subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to annual rates of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Fund's Class B shares. Class A shares, which continue to be offered by the Fund, are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 9

generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of June 30, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be

10 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At June 30, 2024, the aggregate cost of investments for federal income tax purposes was $50,600,410. The net unrealized appreciation for all investments based on tax cost was $12,135,619. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $16,847,528 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $4,711,909.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in limited partnerships and the realized tax character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended June 30, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $8,546,337 and $11,827,286, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 11

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.80%.
For the period from January 1, 2024 through April 30, 2025 (through June 17, 2024 (Class B liquidation date) for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.87%
Class B	1.15%
For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), fees waived and/or expenses reimbursed for each class are as follows:
Class A	$67,767
Class B	1,738
$69,505
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2024, the Administration Fee was $30,859, of which $4,994 is unpaid.
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2024 (through June 17, 2024 (Class B liquidation date) for Class B shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2024
Class A	$348	$110
Class B	104	35
	$452	$145
Distribution Service Agreement. DWS Distributors, Inc. (“DDI“), also an affiliate of the Advisor, is the Trust’s Distributor. In accordance with the Master Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. Pursuant to the Master Distribution Plan, DDI remits these fees to the Participating Insurance Companies for various costs incurred or paid by these companies in connection with marketing and distribution of Class B shares. For the period from January 1, 2024 through June 17, 2024 (Class B liquidation date), the Distribution Service Fee aggregated $1,884, of which $163 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $428, of which $294 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central

12 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.
Ownership of the Fund
At June 30, 2024, three participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 65%, 10% and 10%, respectively.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2024.

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 13

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Small Cap VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the  Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile

14 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial

Deutsche DWS Variable Series I — DWS Global Small Cap VIP	| 15

commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

16 |	Deutsche DWS Variable Series I — DWS Global Small Cap VIP

VS1glosc-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Variable Series I

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/15/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	8/15/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	8/15/2024